Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of property, equipment, and improvements are stated at cost, less accumulated depreciation
Computers, office equipment and hardware	3 – 5 years
Furniture and fixtures	7 years
Machinery and equipment	7 years
Leasehold improvements	Shorter of the lease term (including estimated renewals) or the estimated useful lives of the improvement

Schedule of accrued liabilities
	March 31, 2023	December 31, 2022
Accrued bonuses	$96,738	$86,120
Accrued legal Fees	418,261	558,860
Accrued professional fees	416,797	107,022
Other Accrued Expenses	63,548	10,117
	$995,344	$762,119

Schedule of changes to class A common stock
	Class A Common Stock Redemption Value	Shares of Class A Common Stock Subject to Possible Redemption (Temporary Equity)	Redemption Value Per Share
Class A common stock subject to possible redemption as December 31, 2021	174,225,000	17,250,000	$10.10
Plus:
Remeasurement adjustment of Class A common stock subject to possible redemption	3,353,871	17,250,000	0.19
Class A common stock subject to possible redemption as of December 31, 2022	177,578,871	17,250,000	$10.29

Schedule of basic and diluted net loss per share for each class of common stock
Three months ended March 31, 2023
Net income (loss)	$(574,461)
Basic weighted-average shares outstanding	6,124,245
Dilutive effect of share-based awards	—
Diluted weighted-average shares outstanding	6,124,245
Basic income per share	(0.09)
Diluted income per share	(0.09)

	For the Years Ended December 31,
	2022		2021
	Redeemable common stock	Non-redeemable common stock	Redeemable common stock	Non-redeemable common stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(2,932,707)	$(765,437)	$(292,326)	$(182,259)

Denominator:
Weighted-average shares outstanding including common stock subject to redemption	17,250,000	4,502,250	6,462,329	4,029,134
Basic and diluted net loss per share	$(0.17)	$(0.17)	$(0.05)	$(0.05)